Property, Equipment, and Software, Net - Narratives (Details) - USD ($) $ in Millions	8 Months Ended	12 Months Ended
	Dec. 28, 2019	Dec. 26, 2020	Apr. 30, 2019	Apr. 30, 2018
Property, Plant and Equipment [Abstract]
Total depreciation expense	$ 2.1	$ 47.6	$ 0.0	$ 0.0